Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Employee Benefits
Schedule of group's employee welfare benefits expense

The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2011, 2012 and 2013 (in millions):

	For the year ended December 31
	2011	2012	2013
	RMB	RMB	RMB
Contributions to medical and pension schemes	137.2	160.9	205.0
Other employee benefits	68.9	95.6	123.0
	206.1	256.5	328.0